Note 7 - Investment in Mile High Brands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 7 - Investment in Mile High Brands

NOTE 7 – INVESTMENT IN MHB

On November 10, 2015, we entered into an agreement to exchange 10 million shares of our common stock for 10 million shares of MHB, Inc., doing business as Mile High Brands ("MHB"). The shares were valued at $0.29 per share, the closing stock price on the date of grant, for a total of $2,900,000. Through this transaction, we acquired 49% of the issued and outstanding common shares of MHB. MHB is a lifestyle branding agency focused on the regulated cannabis industry. Its clients include celebrities and product companies that wish to access the rapidly growing cannabis marketplace. The purchase is being accounted for according to ASC 320, Debt and Equity Securities, under the equity method of accounting. At December 31, 2015, we performed an impairment analysis of our investment in MHB. We utilized a perpetuity-based valuation model to determine a discounted cash flow and terminal value for MHB's business. Based on this analysis, it was determined that the value of the investment was impaired and that the current fair value is $1,049,475. We have recorded an impairment loss on investment of $1,846,515.

MHB was unable to provide us with the financial statements for the six months ended June 30, 2016. The impact to our financial statements for the six months ended June 30, 2016 would be immaterial. The financials will be updated as necessary for the third quarter.

NOTE 7 – INVESTMENT IN MILE HIGH BRANDS

On November 11, 2015, we entered into an agreement to exchange 10 million shares of our common stock for 10 million shares of MHB, Inc., doing business as Mile High Brands ("Mile High Brands"). The shares were valued at $0.29 per share, the closing stock price on the date of grant, for a total of $2,900,000. Through this transaction, we acquired 49% of the issued and outstanding common shares of Mile High Brands. Mile High Brands is a lifestyle branding agency focused on the regulated cannabis industry. Its clients include celebrities and product companies that wish to access the rapidly growing cannabis marketplace. The purchase is being accounted for according to ASC 320, Debt and Equity Securities, under the equity method of accounting. At December 31, 2015, we performed an impairment analysis of our investment in Mile High Brands. We utilized a perpetuity-based valuation model to determine a discounted cash flow and terminal value for Mile High Brands' business. Based on this analysis, it was determined that the value of the investment was impaired and that the current fair value is $1,049,475. We have recorded an impairment loss on investment of $1,846,515.